Fair Value Measurements - Schedule of Level 3 Financial Instruments that are Measured at Fair Value on a Recurring Basis (Details) - NorthView Acquisition Corp [Member] - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Private Placement Warrants [Member]
Schedule of Level 3 Financial Instruments that are Measured at Fair Value on a Recurring Basis [Line Items]
Fair value, beginning balance	$ 440,850	$ 293,900	$ 279,205	$ 66,128	$ 293,900	$ 66,128	$ 66,128	$ 377,857
Change in fair value of warrant liabilities	2,498,150	146,950	124,908	213,077			227,772	(311,729)
Fair value, ending balance	2,939,000	440,850	404,113	279,205	2,939,000	404,113	293,900	66,128
Representative’s Warrants [Member]
Schedule of Level 3 Financial Instruments that are Measured at Fair Value on a Recurring Basis [Line Items]
Fair value, beginning balance	34,155	22,770	21,632	5,123	22,770	5,123	5,123	29,274
Change in fair value of warrant liabilities	193,545	11,385	9,676	16,509			17,647	(24,151)
Fair value, ending balance	227,700	34,155	31,308	21,632	227,700	31,308	22,770	5,123
Warrant Liability [Member]
Schedule of Level 3 Financial Instruments that are Measured at Fair Value on a Recurring Basis [Line Items]
Fair value, beginning balance	475,005	316,670	300,837	71,251	316,670	71,251	71,251
Change in fair value of warrant liabilities	2,691,695	158,335	134,584	229,586
Fair value, ending balance	$ 3,166,700	$ 475,005	$ 435,421	$ 300,837	$ 3,166,700	$ 435,421	$ 316,670	$ 71,251